AQR Alternative Risk Premia Fund Average Annual Total Returns		12 Months Ended	49 Months Ended	60 Months Ended	67 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	0.07%	1.71%	2.01%
ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.92%	3.17%	2.86%	2.53%	2.18%
I
Prospectus [Line Items]
Average Annual Return, Percent		23.38%		17.61%		5.81%
Performance Inception Date	Sep. 19, 2017
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.96%		16.93%		5.35%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.14%		14.13%		4.49%
N
Prospectus [Line Items]
Average Annual Return, Percent		23.09%		17.32%		5.56%
Performance Inception Date	Sep. 19, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent		23.56%		17.72%		5.92%
Performance Inception Date	Sep. 19, 2017